NOTE 18. AMOUNTS DUE TO RELATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2021
Note 18. Amounts Due To Related Companies
AMOUNTS DUE TO RELATED COMPANIES

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$
Current portion	247,406	237,674
	247,406	237,674